                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06350

                     Active Assets California Tax-Free Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: December 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets California Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.
THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2006

MARKET CONDITIONS


During the second half of 2006, as economic growth moderated and inflation concerns eased, the Federal Open Market Committee (the "Fed") finally paused in its record two-year cycle of monetary tightening, electing to keep the target federal funds rate unchanged at 5.25 percent, where it had stood since the end of June. Despite the pause in its tightening campaign, the Fed continued to stress that policy makers considered inflation to be "uncomfortably high" and further actions regarding interest rates would be data dependent. In response to the Fed's decision to maintain a stable monetary policy during the period, U.S. Treasury rates -- which had been steadily climbing during the first six months of the year -- reversed course and drifted lower throughout most of the remaining year. Most of these yield changes, however, occurred on the short end of the yield curve.

Yields on municipal money-market securities generally declined during the reporting period and the spread between one-week and one-year tax-exempt paper contracted from already compressed levels. During periods of technical supply and demand imbalances in the variable-rate demand note market, the slope of the short-term municipal curve became inverted wherein shorter-maturity securities had higher yields than those with longer maturities.

The Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, declined from its high for the period of 3.77 percent to 3.51 percent in mid-September, then held steady to finish the year at 3.52 percent. Although yields for daily and weekly variable rate demand obligations (VRDO) also ended the year lower, yield swings were much more dramatic due to the fact that these instruments are the most frequently used to meet changing cash flows. Weekly VRDO yields peaked at 3.97 percent in July then fell to a low of 3.35 percent in September before rebounding to 3.91 percent at year end.

California's economic and fiscal recovery continued during the reporting period. Stronger-than-expected personal income tax receipts contributed to growth in revenues, some of which, however, was offset by softer-than-expected corporate tax and sales receipts. With the exception of the real estate sector, job growth, wages and business earnings in most California industries remained healthy and as of year end, the state's unemployment rate stood at 4.6 percent, down from 5.1 percent one year earlier.

PERFORMANCE ANALYSIS

As of December 31, 2006, Active Assets California Tax-Free Trust had net assets of approximately $1.6 billion and an average portfolio maturity of 17 days. For the six-month period ended December 31, 2006, the Fund provided a total return of 1.45 percent. For the seven-day period ended December 31, 2006, the Fund provided an effective annualized yield of 3.23 percent and a current yield of
3.18 percent, while its 30-day moving average yield for December was 2.92 percent. Past performance is no guarantee of future results.

Throughout the reporting period, we continued to follow our research-intensive approach, selectively investing only in those securities that we believed would add value while still meeting our conservative, risk-conscious criteria. Given our expectations that the target federal funds rate would remain stable through the end of the year, we adopted a laddered portfolio structure by investing in securities with a range of different maturities. We also modestly reduced the portfolio's allocation to variable-rate securities early in the period, selectively investing the proceeds in short-term commercial paper and notes in order to lock in higher yields.
We continued to find reasonable value in securities with maturities of six months or less. At the end of the reporting period, 98 percent of the portfolio's assets fell within this maturity range.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   Variable Rate Municipal Obligations                91.5%
   Tax-Exempt Commercial Paper                         5.6
   Municipal Notes                                     2.9

   MATURITY SCHEDULE
     1 - 30 Days                                      94.6%
    31 - 60 Days                                       0.6
    61 - 90 Days                                       1.9
    91 - 120 Days                                     --
   121+ Days                                           2.9

Data as of December 31, 2006. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/06 - 12/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/06 -
                                                                     07/01/06            12/31/06             12/31/06
                                                                   -------------       -------------       ---------------
Actual (1.45% return).......................................         $1,000.00           $1,014.50              $2.86
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.09              $2.87

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.57% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            California Tax-Exempt Short-Term Variable Rate Municipal
            Obligations (94.6%)
            ABAG Finance Authority for Nonprofit Corporations,
 $ 6,000      Elder Care Alliance of San Francisco Ser 2006 A........   3.80%   01/08/07   $    6,000,000
   7,900      Episcopal Homes Foundation Ser 2000 COPs...............   3.77    01/08/07        7,900,000
   6,000      Eskaton Village-Roseville Ser 2006.....................   3.84    01/08/07        6,000,000
   5,280      Jewish Community Center Ser 2002.......................   3.92    01/02/07        5,280,000
   6,100      Jewish Home of San Francisco Ser 2005..................   3.92    01/02/07        6,100,000
   5,000      Paragon Apartments Ser 2005 A (AMT)....................   3.90    01/08/07        5,000,000
   2,600    Alameda-Contra Costa Schools Financing Authority, Ser M
              COPs...................................................   3.87    01/08/07        2,600,000
   6,400    Anaheim, Ser 1993 COPs (Ambac)...........................   3.71    01/08/07        6,400,000
  13,905    Anaheim Public Financing Authority, Distribution System
              ROCs II-R Ser 6021 (MBIA)..............................   3.91    01/08/07       13,905,000
            Bay Area Toll Authority,
  11,900      San Francisco Bay Area Toll Bridge 2006 Ser A-2
              (XLCA).................................................   3.80    01/08/07       11,900,000
   6,400      San Francisco Bay Area Toll Bridge 2006 Ser B-2
              (XLCA).................................................   3.69    01/08/07        6,400,000
   5,000    Beaumont Unified School District, School Facility Bridge
              Funding Ser 2006 COPs (FSA)............................   3.73    01/08/07        5,000,000
  20,800    Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT).......   3.85    01/08/07       20,800,000
   5,400    Butte-Glenn Community College District, Election of 2002
              Ser B P-FLOATs PT-3042 (MBIA)..........................   3.92    01/08/07        5,400,000
            California,
   4,000      Economic Recovery Ser 2004 A Floater-TRs Ser L27.......   3.90    01/08/07        4,000,000
  13,000      Economic Recovery Ser 2004 C-4.........................   3.92    01/02/07       13,000,000
  12,000      Economic Recovery Ser 2004 C-11........................   3.75    01/08/07       12,000,000
  11,100      Economic Recovery Ser 2004 C-12 (XLCA).................   3.72    01/08/07       11,100,000
   8,800      Economic Recovery Ser 2004 C-13 (XLCA).................   3.82    01/08/07        8,800,000
  35,500      Economic Recovery Ser 2004 C-14 (XLCA).................   3.73    01/08/07       35,500,000
  15,700      Economic Recovery Ser 2004 C-18 (XLCA).................   3.75    01/08/07       15,700,000
            California,
   7,000      Municipal CRVS Ser 2006-1005 (MBIA)....................   3.91    01/08/07        7,000,000
   5,700      Municipal Securities Trust Receipts Ser 2001-JPMC3
              (MBIA).................................................   3.97    01/02/07        5,700,000
  11,085      Ser 2003 PUTTERs Ser 1460..............................   3.99    01/08/07       11,085,000
   3,825      Ser 2004 A-9...........................................   3.79    01/08/07        3,825,000
  19,800      Ser 2004 B-5...........................................   3.73    01/08/07       19,800,000
   3,000      Ser 2004 PUTTERs Ser 1461..............................   3.99    01/08/07        3,000,000
  26,300      Ser 2005 B Subser B-1..................................   3.73    01/08/07       26,300,000
   1,240      Ser 2005 P-FLOATs PT-2622 (MBIA).......................   3.92    01/08/07        1,240,000
            California Department of Water Resources,
   5,400      Power Supply Ser 2002 B Subser B-1.....................   3.92    01/02/07        5,400,000
   7,350      Power Supply Ser 2002 C Subser C-3 (Ambac).............   3.82    01/08/07        7,350,000
   3,300      Power Supply Ser 2002 C Subser C-4.....................   3.84    01/08/07        3,300,000
   9,900      Power Supply Ser 2002 C Subser C-7 (FSA)...............   3.75    01/08/07        9,900,000

6
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $20,875      Power Supply Ser 2002 C Subser C-10....................   3.63%   01/08/07   $   20,875,000
  10,000      Power Supply Ser 2002 C Subser C-16....................   3.79    01/08/07       10,000,000
   6,000      Power Supply Ser 2002 C Subser C-18....................   3.78    01/08/07        6,000,000
   4,250      Power Supply Ser 2005 F Subser F-3.....................   3.92    01/02/07        4,250,000
   5,000      Power Supply Ser 2005 F Subser G-2.....................   3.84    01/08/07        5,000,000
  28,300      Power Supply Ser 2005 G Subser G-14 (FGIC).............   3.84    01/08/07       28,300,000
            California Educational Facilities Authority,
  29,550      California Institute of Technology Ser 1994 & 2006 Ser
              A......................................................   3.76    01/08/07       29,550,000
   5,465      California Lutheran University Ser 2004 A..............   3.82    01/08/07        5,465,000
   6,800      University of San Francisco Ser 2003...................   3.77    01/08/07        6,800,000
            California Health Facilities Financing Authority,
   5,600      Adventist Health System/West 1998 Ser B (MBIA).........   3.92    01/02/07        5,600,000
  10,000      Catholic Healthcare West Ser 2004 K....................   3.80    01/08/07       10,000,000
  14,125      Catholic Healthcare West Ser 2005 H....................   3.73    01/08/07       14,125,000
  30,000      Kaiser Permanente Ser 2006 C...........................   3.77    01/08/07       30,000,000
  24,985      Northern California Presbyterian Homes & Services Ser
              2004...................................................   3.73    01/08/07       24,985,000
     900      Sisters of Charity of Leavenworth Health System Ser
              2003...................................................   3.82    01/08/07          900,000
            California Housing Finance Agency,
  10,600      Home Mortgage 2000 Ser U (MBIA) (AMT)..................   3.87    01/08/07       10,600,000
   1,500      Home Mortgage 2002 Ser M (AMT).........................   3.92    01/02/07        1,500,000
  25,000      Home Mortgage 2003 Ser F (FSA) (AMT)...................   3.91    01/08/07       25,000,000
   7,860    California Infrastructure & Economic Development Bank,
              Asian Art Museum Foundation Ser 2005 (MBIA)............   3.92    01/02/07        7,860,000
   5,890    California State University, Systemwide Ser 2005 A
              PUTTERs Ser 1320 (Ambac)...............................   3.91    01/08/07        5,890,000
            California Statewide Communities Development Authority,
   5,000      American Baptist Homes of the West Ser 2006............   3.77    01/08/07        5,000,000
   6,000      Chabad of California Ser 2004..........................   3.78    01/08/07        6,000,000
   3,200      House Ear Institute 1993 Ser A COPs....................   3.92    01/02/07        3,200,000
   9,250      Irvine Apartment Communities Ser W-2 (AMT).............   3.87    01/08/07        9,250,000
  36,700      Kaiser Permanente Ser 2004 J & L.......................   3.77    01/08/07       36,700,000
   7,200      Maple Square Apartment Homes 2004 Ser AA (AMT).........   3.90    01/08/07        7,200,000
   6,500      Mariners Pointe Apartments 2006 Ser A..................   3.75    01/08/07        6,500,000
  10,140      Multifamily Housing Martin Luther Tower 2005 Ser D
              (AMT)..................................................   3.87    01/08/07       10,140,000
   4,900      The California Endowment Ser 2003 PUTTERs Ser 1425.....   3.91    01/08/07        4,900,000
  12,000      University of San Diego, Ser 2005......................   3.88    01/08/07       12,000,000
   4,200      YMCA of East Bay Ser 2006..............................   3.73    01/08/07        4,200,000
   5,240    California Transit Finance Authority, Ser 1997 (FSA).....   3.84    01/08/07        5,240,000
   6,765    Cerritos Community College District, Ser 2005
              P-FLOATs PT-2934 (Ambac)...............................   3.92    01/08/07        6,765,000
   5,500    Chino Redevelopment Agency, Tax Allocation CRVS
              Ser 2006-1009 (Ambac)..................................   3.91    01/08/07        5,500,000

                                                                               7
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $ 6,700    Corona-Norco Unified School District, Ser 2005 COPs......   3.73%   01/08/07   $    6,700,000
            East Bay Municipal Utility District,
  17,290      Wastewater Sub Ser 2003 B (XLCA).......................   3.70    01/08/07       17,290,000
  19,835      Water System Sub Refg Ser 2002 B (FSA).................   3.70    01/08/07       19,835,000
   3,000    East Side Union High School District, Santa Clara County
              Ser 2006 B MERLOTs Ser B 28 (MBIA).....................   3.93    01/08/07        3,000,000
   4,510    Eastern Municipal Water District, Water & Sewer Ser 1993
              B COPs (FGIC)..........................................   3.73    01/08/07        4,510,000
   4,750    El Rancho Unified School District,
              Ser 2003 A PUTTERs Ser 807T (FGIC).....................   3.91    01/08/07        4,750,000
  21,700    Fremont, Creekside Village Multifamily Ser 1985 D........   3.72    01/08/07       21,700,000
            Fresno,
   7,345      Multifamily Housing Heron Pointe Apartments 2001 Ser
              A......................................................   3.75    01/08/07        7,345,000
  20,800      Sewer System Sublien Ser 2000 A (FGIC).................   3.73    01/08/07       20,800,000
  10,800    Glendale Financing Authority, 2000 Police Building
              COPs...................................................   3.82    01/08/07       10,800,000
   5,000    Golden State Tobacco Securitization Corporation, Ser 2005
              A ROCs II-R Ser 565 (FGIC).............................   3.91    01/08/07        5,000,000
   2,400    Grant Joint Union High School District, School Facility
              Bridge Funding Ser 2005 COPs (FSA).....................   3.73    01/08/07        2,400,000
   2,490    Greenfield Redevelopment Agency, Tax Allocation
              Ser 2006 PUTTERs Ser 1595 (Ambac)......................   3.91    01/08/07        2,490,000
   6,225    Hacienda-La Puenta Unified School District,
              2000 Ser B P-FLOATs PT-1988 (FSA)......................   3.92    01/08/07        6,225,000
   4,500    Hemet Unified School District, Ser 2006 COPs (Ambac).....   3.77    01/08/07        4,500,000
   6,600    Hillsborough, Water & Sewer System Ser 2006 A COPs.......   3.82    01/08/07        6,600,000
  17,500    Irvine Assessment District No 05-21, Improvement Bond Act
              1915 Ser 2006 A........................................   3.88    01/02/07       17,500,000
  12,180    Lancaster Redevelopment Agency, Multifamily Sunset
              Projects Sub Ser 2003 B Floater-TRs Ser 2003 F 12J.....   3.92    01/08/07       12,180,000
   9,745    Long Beach, Harbor PUTTERs Ser 444 (MBIA) (AMT)..........   3.91    01/08/07        9,745,000
            Los Angeles,
  11,000      Multifamily Fountain Park Ser 1999 P (AMT).............   3.88    01/08/07       11,000,000
  11,005      Wastewater System Ser 2001 A (FGIC)....................   3.73    01/08/07       11,005,000
  21,395      Wastewater System Ser 2001 B (FGIC)....................   3.80    01/08/07       21,395,000
   5,720      Wastewater System Ser 2006 A (XLCA)....................   3.84    01/08/07        5,720,000
  19,300    Los Angeles Community Redevelopment Agency, Grand
              Promenade Ser 2002.....................................   3.75    01/08/07       19,300,000
   6,000    Los Angeles County Housing Authority, Multifamily Malibu
              Meadows 1998 Ser B.....................................   3.75    01/08/07        6,000,000
   6,000    Los Angeles County Metropolitan Transportation Authority,
              Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046
              (MBIA).................................................   3.92    01/08/07        6,000,000

8
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $ 9,000    Los Angeles Department of Airports, Los Angeles
              International Airport Sub Ser 2002 C-1.................   3.73%   01/08/07   $    9,000,000
            Los Angeles Department of Water & Power,
  16,900      Power System 2001 Ser B Subser B-1.....................   3.75    01/08/07       16,900,000
   7,000      Power System 2001 Ser B Subser B-5.....................   3.82    01/08/07        7,000,000
   9,000      Power System 2001 Ser B Subser B-6.....................   3.90    01/02/07        9,000,000
   8,000      Power System 2002 Ser A Subser A-8.....................   3.79    01/08/07        8,000,000
   8,300      Water System 2001 Ser B Subser B-1.....................   3.82    01/08/07        8,300,000
  16,495    Los Angeles Housing Authority, Multifamily 2004 Ser A....   3.75    01/08/07       16,495,000
  10,930    Los Angeles Unified School District, P-FLOATs PT-1855
              (FSA)..................................................   3.92    01/08/07       10,930,000
  14,400    Menlo Park Community Development Agency, Las Pulgas
              Community Development Tax Allocation Ser 2006
              (Ambac)................................................   3.85    01/02/07       14,400,000
            Metropolitan Water District of Southern California,
   8,200      Water 1999 Ser B.......................................   3.71    01/08/07        8,200,000
   8,000      Water 1999 Ser C.......................................   3.76    01/08/07        8,000,000
  22,400      Waterworks 1996 Ser A (Ambac) & 2005 Ser B-2...........   3.70    01/08/07       22,400,000
  10,250      Waterworks 2002 Ser A..................................   3.80    01/08/07       10,250,000
   5,690    Moorpark Unified School District, Refg Ser 2005
              P-FLOATs PT-2738 (FSA).................................   3.92    01/08/07        5,690,000
  13,300    Mountain View, Villa Mariposa Multifamily 1985 Ser A.....   3.80    01/08/07       13,300,000
  12,410    Northern California Power Agency, Hydroelectric No 1
              Ser 2002 B (MBIA)......................................   3.73    01/08/07       12,410,000
  12,760    Northern California Transmission Agency,
              California-Oregon Transmission Refg 2002 Ser A (FSA)...   3.75    01/08/07       12,760,000
  35,100    Oakland-Alameda County Coliseum Authority, Oakland
              Coliseum 2000 Refg Ser C-2 (DD)........................   3.75    01/08/07       35,100,000
  16,000    Oakland Joint Powers Financing Authority, Fruitvale
              Transit Village Ser 2001 A.............................   3.73    01/08/07       16,000,000
  14,900    Orange County, Park Place Apartments 1989 Issue A
              (AMT)..................................................   3.84    01/08/07       14,900,000
   9,130    Orange County Housing Authority, Oasis Martinique
              Refg 1998 Issue I......................................   3.76    01/08/07        9,130,000
     600    Orange County Sanitation District, Ser 2000 B COPs.......   3.83    01/02/07          600,000
  12,000    Pasadena, City Hall & Park Improvement Ser 2003 COPs
              (Ambac)................................................   3.77    01/08/07       12,000,000
   4,250    Pittsburg Redevelopment Agency, Los Medanos Community
              Development Sub 2004 Ser A (Ambac).....................   3.85    01/02/07        4,250,000
            Pleasanton,
   6,000      Assisted Living Facility Ser 2005......................   3.78    01/08/07        6,000,000
   5,850      Greenbriar Bernal Apartments Ser 2001 A (AMT)..........   3.87    01/08/07        5,850,000
   9,500    Pomona Redevelopment Agency, Park & Plaza Apartments
              Ser 1998 A.............................................   3.78    01/08/07        9,500,000
   3,800    Poway Unified School District, Ser 2004 COPs (FSA).......   3.73    01/08/07        3,800,000

                                                                               9
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $17,500    Rancho Water District Financing Authority, Ser 2001 B
              (FGIC).................................................   3.70%   01/08/07   $   17,500,000
            Riverside County,
  10,000      1985 Ser A COPs........................................   3.80    01/08/07       10,000,000
   9,580      2005 Ser A & B COPs P-FLOATs PT-2704 (FGIC)............   3.92    01/08/07        9,580,000
            Roaring Fork Municipal Products,
   7,845      California Economic Recovery Class A Certificates Ser
                2004-4 (FGIC)........................................   3.83    01/08/07        7,845,000
   8,440      San Diego Community College District Class A
                Certificates Ser 2005-22 (FSA).......................   3.83    01/08/07        8,440,000
   7,335      San Diego Housing Authority Market Street Square
                Apartments 1996 Issue C Class A Certificates Ser
                2006-23..............................................   3.83    01/08/07        7,335,000
   4,400    Roseville, Electric System Ser 2005 A COPs P-FLOATs
              PT-3021 (FGIC).........................................   3.92    01/08/07        4,400,000
   5,283    Sacramento City Financing Authority, Tax Allocation
              Merged Downtown & Oak Park Ser 2005 A TOCs Ser 2006 Z-3
              (FGIC).................................................   3.97    01/08/07        5,283,000
   1,000    Sacramento County Housing Authority, Seasons at Winter
              2004 Ser C-2...........................................   3.73    01/08/07        1,000,000
   7,800    San Bernardino County, Medical Center Financing Ser 1998
              COPs (MBIA)............................................   3.66    01/08/07        7,800,000
   8,000    San Bernardino County Housing Authority, Multifamily
              Raintree Apartments Ser 2005 A.........................   3.75    01/08/07        8,000,000
   9,350    San Diego County, Ser 2004 COPs..........................   3.75    01/08/07        9,350,000
   6,655    San Diego Unified Port District, 2004 Ser B P-FLOATs
              PT-2409 (MBIA).........................................   3.92    01/08/07        6,655,000
   1,735    San Diego Unified School District, 1998 Ser E-1 ROCs II-R
              Ser 1067 (MBIA)........................................   3.91    01/08/07        1,735,000
  11,000    San Francisco City & County Airport Commission, 2006
              Second Ser 33-I (XLCA).................................   3.77    01/08/07       11,000,000
   8,920    San Francisco City & County Finance Corporation, Moscone
              Center Ser 2004 P-FLOATs PT-2249 (Ambac)...............   3.92    01/08/07        8,920,000
   1,995    San Francisco City & County Public Utilities Commission,
              Water Ser 2006 A ROCs II-R Ser 6085 (FSA)..............   3.91    01/08/07        1,995,000
            San Francisco City & County Redevelopment Agency,
  21,000      Bayside Village Multifamily Ser 1985 A.................   3.77    01/08/07       21,000,000
   6,000      Multifamily Mercy Terrace Ser 2005 A...................   3.75    01/08/07        6,000,000
   3,400    San Joaquin Hills Transportation Corridor Agency, Toll
              Road
              Ser 1997 A Floaters Ser 2006-90TPZ (MBIA)
                & Ser 2006-91TPZ (MBIA)..............................   3.94    01/08/07        3,400,000
   4,850    San Jose Redevelopment Agency, Merged Area 1996 Ser A....   3.71    01/08/07        4,850,000
  11,830    San Jose-Santa Clara Clean Water Financing Authority,
              Sewer Ser 2005 B (FSA).................................   3.71    01/08/07       11,830,000
  11,220    San Leandro, Multifamily Carlton Plaza Ser 1997 A
              (AMT)..................................................   3.88    01/08/07       11,220,000

10
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
 $ 7,605    San Marcos Public Facilities Authority, Tax Increment
              Pass-Through Ser 2006 A ROCs II-R Ser 514 (Ambac)......   3.91%   01/08/07   $    7,605,000
            Santa Clara,
   3,600      Electric Ser 1985 C (Ambac)............................   3.73    01/08/07        3,600,000
  12,400      Multifamily Briarwood Apartments Ser 1996 B............   3.75    01/08/07       12,400,000
   7,200      Multifamily The Grove Garden Apartments Ser 1997 A.....   3.75    01/08/07        7,200,000
   7,300    Santa Clara County-El Camino Hospital District Hospital
              Facilities Authority, Valley Medical Center 1985 Ser
              A......................................................   3.80    01/08/07        7,300,000
  15,800    Santa Clara Valley Transportation Authority, Sales Tax
              Ser 2005 B (Ambac).....................................   3.72    01/08/07       15,800,000
   2,200    Snowline Joint Unified School District, Ser 2005 COPs
              (FSA)..................................................   3.73    01/08/07        2,200,000
            Southern California Public Power Authority,
  14,350      Transmission 1991 Refg Ser (Ambac) (DD)................   3.72    01/08/07       14,350,000
   1,300      Transmission Refg Ser 2001 A (FSA).....................   3.71    01/08/07        1,300,000
   4,205    Turlock Irrigation District, Ser 1988 A..................   3.82    01/08/07        4,205,000
   9,400    Vallejo Housing Authority, Multifamily Housing
              Crow-Western Phase II Ser 1985 C.......................   3.81    01/08/07        9,400,000
  16,000    Vernon Natural Gas Financing Authority, Vernon Gas Ser
              2006 B (MBIA)..........................................   3.72    01/08/07       16,000,000
   5,260    WaterReuse Finance Authority, Ser 1998 (FSA).............   3.84    01/08/07        5,260,000
   1,990    Yucaipa Valley Water District, Water System Ser 2004 COPs
              ROCs II-R Ser 2130 (MBIA)..............................   3.91    01/08/07        1,990,000
                                                                                           --------------
            Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations
            (Cost $1,555,683,000).......................................................    1,555,683,000
                                                                                           --------------

                                                                              YIELD TO
                                                                              MATURITY
                                                         COUPON   MATURITY   ON DATE OF
                                                          RATE      DATE      PURCHASE
                                                         ------   --------   ----------
            California Tax-Exempt Commercial Paper (5.8%)
  10,000    California, Ser 1996.......................   3.49%   01/11/07      3.49%         10,000,000
  10,000    California Educational Facilities
              Authority, Stanford University Ser
              2003.....................................   3.44    02/07/07      3.44          10,000,000
   4,289    California State University Institute, Ser
              A........................................   3.43    01/10/07      3.43           4,289,000
   8,000    Chino Basin Financing Authority, Inland
              Empire Utilities Agency Ser 2006.........   3.33    01/17/07      3.33           8,000,000
  10,000    East Bay Municipal Utility District, Water
              Ser 1998.................................   3.50    01/18/07      3.50          10,000,000
  10,000    Los Angeles Department of Water & Power,
              Power System.............................   3.43    03/01/07      3.43          10,000,000

                                                                              11
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
            Riverside County,
 $ 5,000      Teeter Obligation 2005 Ser B-1...........   3.43%   01/10/07      3.43%     $    5,000,000
   5,000      Teeter Obligation 2005 Ser B-1...........   3.43    01/16/07      3.43           5,000,000
  11,500    San Diego County Water Authority, Ser 1....   3.53    01/09/07      3.53          11,500,000
   4,000    San Francisco County Transportation
              Authority, 2004 Ser A....................   3.45    03/14/07      3.45           4,000,000
  18,000    University of California Regents, Ser A....   3.42    03/05/07      3.42          18,000,000
                                                                                          --------------
            Total California Tax-Exempt Commercial Paper
            (Cost $95,789,000).........................................................       95,789,000
                                                                                          --------------
            California Tax-Exempt Short-Term Municipal Notes (3.0%)
  17,200    California, Ser 2006-2007 RANs, dtd
              10/03/06.................................   4.50    06/29/07      3.45          17,286,842
  32,000    Bay Area Infrastructure Financing
              Authority, State Payment Acceleration
              Notes Ser 2006,
              dtd 12/14/06.............................   4.00    08/01/07      3.42          32,105,697
                                                                                          --------------
            Total California Tax-Exempt Short-Term Municipal Notes
            (Cost $49,392,539).........................................................       49,392,539
                                                                                          --------------
            Total Investments (Cost $1,700,864,539) (a) (b)...............     103.4%      1,700,864,539

            Liabilities in Excess of Other Assets.........................      (3.4)        (56,171,514)
                                                                               -----      --------------
            Net Assets....................................................     100.0%     $1,644,693,025
                                                                               =====      ==============

12
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

---------------------

       AMT         Alternative Minimum Tax.
      COPs         Certificates of Participation.
      CRVS         Custodial Residual & Variable Securities.
       DD          A portion of this security has been purchased on a delayed delivery basis.
   Floater-TRs     Floating Rate Trust Receipts.
     MERLOTs       Municipal Exempt Receipts-Liquidity Option Tender.
    P-FLOATs       Puttable Floating Option Tax-Exempt Receipts.
     PUTTERs       Puttable Tax-Exempt Receipts.
      RANs         Revenue Anticipation Notes.
      ROCs         Reset Option Certificates.
      TOCs         Tender Option Certificates.
        +          Rate shown is the rate in effect at December 31, 2006.
        *          Date on which the principal amount can be recovered through demand.
       (a)         Securities have been designated as collateral in an amount equal to $25,401,916 in connection with the purchase of
                   delayed delivery securities.
       (b)         Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
      Ambac        Ambac Assurance Corporation.
      FGIC         Financial Guaranty Insurance Company.
       FSA         Financial Security Assurance Inc.
      MBIA         Municipal Bond Investors Assurance Corporation.
      XLCA         XL Capital Assurance Inc.

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $1,700,864,539).....................................  $1,700,864,539
Cash........................................................          69,908
Interest receivable.........................................       7,227,693
Prepaid expenses and other assets...........................          41,226
                                                              --------------
    Total Assets............................................   1,708,203,366
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................      62,705,800
    Investment advisory fee.................................         467,739
    Distribution fee........................................         130,361
    Administration fee......................................          65,181
    Shares of beneficial interest redeemed..................           8,077
    Transfer agent fee......................................             199
Accrued expenses and other payables.........................         132,984
                                                              --------------
    Total Liabilities.......................................      63,510,341
                                                              --------------
    Net Assets..............................................  $1,644,693,025
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,644,669,373
Accumulated undistributed net investment income.............           5,607
Accumulated net realized gain...............................          18,045
                                                              --------------
    Net Assets..............................................  $1,644,693,025
                                                              ==============
Net Asset Value Per Share
1,644,650,047 shares outstanding (unlimited shares
authorized of $.01 par value)...............................           $1.00
                                                              ==============

                       See Notes to Financial Statements
14

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2006 (unaudited)

Net Investment Income:
Interest Income.............................................  $25,675,638
                                                              -----------
Expenses
Investment advisory fee.....................................    2,721,260
Distribution fee............................................      741,902
Administration fee..........................................      370,951
Transfer agent fees and expenses............................      133,741
Shareholder reports and notices.............................       92,630
Registration fees...........................................       43,157
Professional fees...........................................       33,616
Custodian fees..............................................       32,001
Trustees' fees and expenses.................................       10,246
Other.......................................................       43,116
                                                              -----------
    Total Expenses..........................................    4,222,620

Less: expense offset........................................      (32,236)
                                                              -----------
    Net Expenses............................................    4,190,384
                                                              -----------
    Net Investment Income...................................   21,485,254
    Net Realized Gain.......................................        2,904
                                                              -----------
Net Increase................................................  $21,488,158
                                                              ===========

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2006   JUNE 30, 2006
                                                              -----------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $   21,485,254     $   25,026,325
Net realized gain...........................................            2,904             15,141
                                                               --------------     --------------
    Net Increase............................................       21,488,158         25,041,466
Dividends to shareholders from net investment income........      (21,484,784)       (25,026,145)
Net increase from transactions in shares of beneficial
  interest..................................................      327,685,911        612,697,317
                                                               --------------     --------------
    Net Increase............................................      327,689,285        612,712,638
Net Assets:
Beginning of period.........................................    1,317,003,740        704,291,102
                                                               --------------     --------------
End of Period
(Including accumulated undistributed net investment income
of $5,607 and $5,137, respectively).........................   $1,644,693,025     $1,317,003,740
                                                               ==============     ==============

                       See Notes to Financial Statements
16

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2006, aggregated $1,798,019,898 and $1,473,519,904, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2006, included in Trustees' fees and expenses in the Statement of Operations amounted to $893. At December 31, 2006, the Fund had an accrued pension liability of $56,703 which is included in accrued expenses in the Statement of Assets and Liabilities.

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2006   JUNE 30, 2006
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................    3,793,186,941      5,547,616,118
Shares issued in reinvestment of dividends..................       21,484,784         25,026,145
                                                               --------------     --------------
                                                                3,814,671,725      5,572,642,263
Shares redeemed.............................................   (3,486,985,814)    (4,959,944,946)
                                                               --------------     --------------
Net increase in shares outstanding..........................      327,685,911        612,697,317
                                                               ==============     ==============

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations on the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its annual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Active Assets California Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                        FOR THE YEAR ENDED JUNE 30,
                                         MONTHS ENDED      ---------------------------------------------------------------
                                         DECEMBER 2006        2006           2005          2004        2003        2002
                                       -----------------   -----------     ---------     ---------   ---------   ---------
                                          (unaudited)
Selected Per Share Data:

Net asset value, beginning of
 period..............................      $   1.00        $     1.00      $   1.00      $   1.00    $   1.00    $   1.00
                                           --------        ----------      --------      --------    --------    --------

Net income from investment
 operations..........................         0.014             0.023         0.012         0.003       0.006       0.011

Less dividends from net investment
 income..............................        (0.014)           (0.023)       (0.012)       (0.003)     (0.006)     (0.011)
                                           --------        ----------      --------      --------    --------    --------

Net asset value, end of period.......      $   1.00        $     1.00      $   1.00      $   1.00    $   1.00    $   1.00
                                           ========        ==========      ========      ========    ========    ========

Total Return.........................          1.45%(1)          2.37%         1.17%         0.35%       0.63%       1.15%

Ratios to Average Net Assets:
Total expenses (before expense
 offset).............................          0.57%(2)          0.59%(3)      0.62%(3)      0.61%       0.60%       0.60%

Net investment income................          2.90%(2)          2.42%         1.16%         0.35%       0.63%       1.14%

Supplemental Data:
Net assets, end of period, in
 thousands...........................    $1,644,693        $1,317,004      $704,291      $687,800    $762,448    $762,656

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              21
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to achieve the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until several times, most recently to November 30, 2006 to permit further solicitation of proxies. The meeting was held on November 30, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                                                               FOR           WITHHOLD        ABSTAIN        BNV*
                                                           -----------------------------------------------------
Frank L. Bowman..........................................  627,269,189      27,109,726         481,777       0
Kathleen A. Dennis.......................................  627,109,412      27,269,503         481,777       0
James F. Higgins.........................................  625,047,451      29,331,464         481,777       0
Joseph J. Kearns.........................................  625,344,793      29,034,122         481,777       0
Michael F. Klein.........................................  626,955,204      27,423,711         481,777       0
W. Allen Reed............................................  626,675,378      27,703,537         481,777       0
Fergus Reid..............................................  625,437,844      28,941,071         481,777       0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

                                                               FOR           AGAINST         ABSTAIN        BNV*
                                                           -----------------------------------------------------
Elimination of the fundamental policy restricting the
  Fund's ability to pledge assets........................  587,279,124      31,026,706      36,554,862       0
Elimination of the fundamental policy restricting
  purchases of securities on margin......................  586,484,073      31,292,087      37,084,532       0
Elimination of the fundamental policy prohibiting
  investments in oil, gas, and other types of minerals or
  mineral leases.........................................  587,092,146      30,473,997      37,294,549       0
Elimination of the fundamental policy prohibiting or
  restricting the purchase of securities of issuers in
  which Trustees or Officers have an interest............  596,404,026      27,240,981      31,215,685       0
Elimination of the fundamental policy prohibiting
  investments for purposes of exercising control.........  596,775,894      27,378,186      30,706,612       0
Elimination of the fundamental policy prohibiting the
  purchase of common stocks and other instrument.........  594,195,709      27,898,532      32,766,451       0

Active Assets California Tax-Free Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED) continued

(3) Modify certain fundamental investment restrictions:

                                                               FOR           AGAINST         ABSTAIN        BNV*
                                                           -----------------------------------------------------
Modify fundamental policy regarding diversification......  593,981,031      27,839,051      33,040,610       0
Modify fundamental policy regarding borrowing money......  592,048,230      30,804,054      32,008,408       0
Modify fundamental policy regarding loans................  591,885,778      31,872,335      31,102,579       0
Modify fundamental policy regarding investment in
  commodities, commodity contracts and futures
  contracts..............................................  592,019,448      30,765,679      32,075,565       0
Modify fundamental policy regarding issuance of senior
  securities.............................................  595,980,078      27,667,355      31,213,259       0

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                               FOR           AGAINST         ABSTAIN        BNV*
                                                           -----------------------------------------------------
Reclassification as non-fundamental the fundamental
  policy regarding the short sale of securities..........  594,251,904      31,424,978      29,183,810       0
Reclassification as non-fundamental the fundamental
  policy prohibiting investment in other investment
  companies..............................................  594,057,193      30,542,496      30,261,003       0
Reclassification as non-fundamental the fundamental
  policy on the purchase or sale of puts, calls, and
  combinations thereof...................................  593,300,773      30,344,962      31,214,957       0

---------------------
    * Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS
Active Assets
California
Tax-Free Trust

Semiannual Report
December 31, 2006

[MORGAN STANLEY LOGO]

                                                       AACSAR-RA07-00166P-Y12/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 9, 2007


                                        3